Goodwill and Other Intangible Assets Schedule of Finite-Lived Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross	$ 1,320.2	$ 1,345.1	$ 1,368.3
Accumulated Amortization	(1,000.1)	(980.7)	(948.3)
Net	320.1	364.4	420.0
Permits and leasehold agreements
Finite-Lived Intangible Assets [Line Items]
Gross	876.0	880.6	875.7
Accumulated Amortization	(681.0)	(659.0)	(625.5)
Net	195.0	221.6	250.2
Franchise agreements
Finite-Lived Intangible Assets [Line Items]
Gross	442.1	462.4	476.9
Accumulated Amortization	(317.9)	(320.7)	(309.0)
Net	124.2	141.7	167.9
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Gross	2.1	2.1	15.7
Accumulated Amortization	(1.2)	(1.0)	(13.8)
Net	$ 0.9	$ 1.1	$ 1.9